UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       November 7, 2002

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:    $213,436


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5

















3M Corp.
Common
88579Y101
3309.547
30095
x



16175

13920
Abbott Labs
Common
002824100
3642.343
90157
x



46775

43382
Air Products & Chemicals
Common
009158106
257.311
6125
x





6125
Allstate Corp.
Common
020002101
2958.115
83210
x



47850

35360
Ambac Financial Group, Inc.
Common
023139108
289.659
5375
x





5375
Amerada Hess Corp.
Common
023551104
4113.528
60600
x



35300

25300
Ameren Corp.
Common
023608102
396.716
9525
x





9525
American Power Cnvrsion
Common
029066107
441.194
46150
x



20300

25850
Amgen, Inc
Common
031162100
1323.349
31735
x



13650

18085
Anheuser-Busch
Common
035229103
6997.575
138292
x



68300

69992
AOL Time Warner
Common
00184A105
1266.817
108275
x



49000

59275
Apache Corporation
Common
037411105
2880.055
48445
x



29125

19320
Avanex Corp.
Common
05348W109
22.091
16125
x





16125
B.F.Goodrich Company
Common
382388106
504.157
26675
x



11100

15575
Banc One Corp
Common
06423A103
1645.226
43990
x



34950

9040
BankAmerica Corp.
Common
060505104
3962.937
62115
x



37050

25065
Barr Laboratories
Common
068306109
2997.395
48120
x



30100

18020
Bear Stearns Cos.
Common
073902108
4420.632
78380
x



49750

28630
Bellsouth Corp
Common
079860102
1116.38
60805
x



49850

10955
Block H&R, Inc.
Common
093671105
5406.267
128690
x



73200

55490
Borg Warner Auto
Common
099724106
400.843
8075
x



3400

4675
Broadcom Corp
Common
111320107
145.398
13614
x



3285

10329
Canadian National Railway Co.
Common
136375102
3057.212
81875
x



48050

33825
Certegy Inc.
Common
156880106
250.044
12440
x



5350

7090
Charter One Financial, Inc.
Common
160903100
1715.113
57709
x



54243

3466
Chevron Texaco Corp.
Common
166764100
5303.026
76578
x



43900

32678
Cisco Systems,Inc.
Common
17275R102
2971.028
283495
x



131815

151680
Citigroup
Common
172967101
4644.969
156660
x



94250

62410
Comcast Corp-CL A Spl
Common
200300200
3723.197
178485
x



106600

71885
Compass Bancshares, Inc.
Common
20449H109
552.937
18750
x



8100

10650
ConAgra
Common
205887102
1921.104
77308
x



32600

44708
ConocoPhillips
Common
20825C104
2446.188
52902
x



27650

25252
Constellation Brands
Common
21036P108
409.447
17725
x



7500

10225
Constellation Energy Gr
Common
210371100
448.699
18100
x



7600

10500
Corning Inc.
Common
219350105
62.072
38795
x



9125

29670
Coventry Health Care Inc.
Common
222862104
362.375
11150
x



4600

6550
Cypress Semiconductor C
Common
232806109
116.112
17700
x



15500

2200
Dell Computer Corp
Common
247025109
2082.281
88570
x



32025

56545
Ebay, Inc.
Common
278642103
293.095
5550
x





5550
Electronic Arts,Inc.
Common
285512109
1823.464
27645
x



14250

13395
EMC Corp
Common
268648102
91.766
20080
x



5240

14840
Engelhard Corp.
Common
292845104
326.471
13700
x



5700

8000
Equifax
Common
294429105
273.924
12600
x





12600
Exelon Corp.
Common
30161N101
3980.595
83802
x



53600

30202
Exxon Mobil Corp.
Common
30231G102
3629.773
113786
x



79250

34536
Fairchild Semicnd Intl Cl A
Common
303726103
1251.603
132165
x



48775

83390
Federal Home Loan Mtg.
Common
313400301
4399.33
78700
x



38025

40675
Federal Nat'l Mtg
Common
313586109
3859.8
64827
x



32875

31952
Fidelity National Financial, Inc.
Common
316326107
538.932
18752
x



7920

10832
Fortune Brands
Common
349631101
4098.624
86670
x



53450

33220
Gannett Co
Common
364730101
268.87
3725
x





3725
Gemstar- TV Guide Intl Inc.
Common
36866W106
66.813
26513
x





26513
General Dynamics Corp
Common
369550108
932.855
11470
x





11470
General Electric
Common
369604103
4993.696
202584
x



98900

103684
General Motors
Common
370442105
1852.807
47630
x



28000

19630
Golden West Financial Corp
Common
381317106
281.364
4525
x





4525
Greenpoint Financial Corp
Common
395384100
1568.798
37585
x



24800

12785
Harrahs Ent.
Common
413619107
542.362
11250
x



4700

6550
Hormel Foods Corp
Common
440452100
673.357
30775
x



11400

19375
Host Marriott Corp.
Common
44107P104
244.992
26400
x



23000

3400
Intel Corp.
Common
458140100
2245.055
161631
x



84500

77131
Int'l Business Machines
Common
459200101
2919.266
49996
x



23325

26671
Intuit
Common
461202103
206.023
4525
x



3900

625
IShares S&P 600 Value
Common
464287879
1111.225
16035
x





16035
JDS Uniphase Corp.
Common
46612J101
74.433
38210
x



6600

31610
Jones Apparel Group, Inc.
Common
480074103
347.831
11330
x



5500

5830
Kerr-McGee
Common
492386107
537.57
12375
x



5000

7375
Lear Corp.
Common
521865105
1039.167
24950
x



16250

8700
Lexmark Intl Grp., Inc.
Common
529771107
2699.445
57435
x



33850

23585
Liz Claiborne Inc.
Common
539320101
4504.473
180540
x



100650

79890
McKesson HBOC Inc.
Common
58155Q103
3912.94
138120
x



78775

59345
Merck
Common
589331107
1720.022
37629
x



15300

22329
Metlife Inc Com
Common
59156R108
4250.202
186740
x



125000

61740
Microsoft Corp.
Common
594918104
3481.923
79605
x



39950

39655
Morgan Stanley
Common
617446448
1058.75
31250
x



15500

15750
Mylan Labs
Common
628530107
595.049
18175
x



9300

8875
National City Corp.
Common
635405103
3175.532
111305
x



81350

29955
Network Appliance, Inc.
Common
64120L104
87.447
11930
x



4625

7305
Noble Corp.
Common
655042109
3177.19
102490
x



65500

36990
Oracle
Common
68389X105
180.741
22995
x



4780

18215
Pfizer
Common
717081103
3741.258
128920
x



57200

71720
Popular, Inc.
Common
733174106
244.268
7730
x





7730
PPG Industries
Common
693506107
2052.4
45915
x



28800

17115
Precision Castparts Corp
Common
740189105
3456.334
159425
x



91450

67975
Procter & Gamble
Common
742718109
5477.385
61282
x



36300

24982
QSound Labs, Inc.
Common
74728C307
9.25
12500
x





12500
Qualcomm, Inc.
Common
747525103
1564.756
56653
x



23950

32703
Rohm & Haas
Common
775371107
888.15
28650
x



19700

8950
SBC Communications
Common
78387G103
2559.916
127359
x



79380

47979
Schering-Plough Corp.
Common
806605101
2918.388
136885
x



83100

53785
Scotts Company - Class A
Common
810186106
3462.98
83065
x



53250

29815
Sun Microsystems
Common
866810104
899.75
347394
x



141700

205694
Sunguard Data Systems, Inc.
Common
867363103
3171.031
163035
x



88625

74410
Supervalu Inc.
Common
868536103
2862.264
177230
x



111875

65355
Telephone & Data
Common
879433100
534.013
10585
x



4450

6135
Texas Instruments
Common
882508104
1128.014
76372
x



34775

41597
Textron, Inc
Common
883203101
346.967
10175
x



6300

3875
TJX Cos Inc.
Common
872540109
4705.855
276815
x



157500

119315
Toll Brothers Inc.
Common
889478103
490.237
22550
x



9600

12950
Tom Hilfiger
Common
G8915Z102
152.639
16325
x





16325
Torchmark Corp
Common
891027104
693.765
20250
x



9000

11250
United Technologies
Common
913017109
1912.751
33860
x



15500

18360
UnitedHealth Group Inc.
Common
91324P102
3755.257
43055
x



20500

22555
Verizon Communications
Common
92343V104
2088.897
76126
x



41715

34411
Washington Mutual Inc.
Common
939322103
5668.754
180132
x



102700

77432
Wellpoint Health Ntwk.
Common
94973H108
3328.846
45414
x



18300

27114
Whirlpool Corp.
Common
963320106
3441.334
75040
x



45600

29440